Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	140,702,202.65	13,114
Yield Supplement Overcollateralization Amount 12/31/25	5,274,248.91	0
Receivables Balance 12/31/25	145,976,451.56	13,114
Principal Payments	8,587,837.20	332
Defaulted Receivables	168,953.39	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	4,780,978.41	0
Pool Balance at 01/31/26	132,438,682.56	12,771

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.66%
Prepayment ABS Speed	1.03%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	4,285,236.83	277
Past Due 61-90 days	1,398,542.83	86
Past Due 91-120 days	212,726.35	13
Past Due 121+ days	0.00	0
Total	5,896,506.01	376

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.30%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.17%
Delinquency Trigger Occurred	NO

Recoveries	131,093.21
Aggregate Net Losses/(Gains) - January 2026	37,860.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	1.02%
Second Prior Net Losses/(Gains) Ratio	0.38%
Third Prior Net Losses/(Gains) Ratio	0.38%
Four Month Average	0.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.72%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	24.16

Flow of Funds	$ Amount
Collections	9,303,501.27
Investment Earnings on Cash Accounts	15,642.35
Servicing Fee	(121,647.04)
Transfer to Collection Account	-
Available Funds	9,197,496.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	262,148.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	3,347,661.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	539,324.05

Total Distributions of Available Funds	9,197,496.58

Servicing Fee	121,647.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	135,786,344.25
Principal Paid	8,263,520.09
Note Balance @ 02/17/26	127,522,824.16

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	1,616,344.25
Principal Paid	1,616,344.25
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-4
Note Balance @ 01/15/26	89,920,000.00
Principal Paid	6,647,175.84
Note Balance @ 02/17/26	83,272,824.16
Note Factor @ 02/17/26	92.6076781%

Class B
Note Balance @ 01/15/26	29,500,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	29,500,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	14,750,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	14,750,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	394,652.44
Total Principal Paid	8,263,520.09
Total Paid	8,658,172.53

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.70735%
Coupon	4.27735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	4,377.60
Principal Paid	1,616,344.25
Total Paid to A-3 Holders	1,620,721.85

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	6,647,175.84
Total Paid to A-4 Holders	6,904,946.51

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4014081
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.4049758
Total Distribution Amount	8.8063839

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0164571
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	6.0764821
Total A-3 Distribution Amount	6.0929392

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	73.9232189
Total A-4 Distribution Amount	76.7898856

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	405.11
Noteholders' Principal Distributable Amount	594.89

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	4,915,858.40
Investment Earnings	14,613.38
Investment Earnings Paid	(14,613.38)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,120,358.08	$1,763,871.07	1,446,492.66
Number of Extensions	73	119	86
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	1.13%	0.88%